Calvert

Emerging Markets Equity Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Brazil — 8.6%
BB Seguridade Participacoes SA	5,036,367	$47,199,900
Duratex SA	10,115,941	42,046,022
Hapvida Participacoes e Investimentos SA(1)	1,806,000	28,688,045
IRB Brasil Resseguros SA	2,872,300	27,811,193
Itau Unibanco Holding SA, PFC Shares	5,878,757	54,217,785
Notre Dame Intermedica Participacoes SA	1,866,256	31,663,304

		$231,626,249

China — 24.3%
Aier Eye Hospital Group Co., Ltd., Class A	3,792,716	$21,573,906
Alibaba Group Holding, Ltd. ADR(2)	917,174	194,532,605
Autohome, Inc. ADR(2)(3)	366,592	29,331,026
Baozun, Inc. ADR(2)(3)	1,252,005	41,466,406
China Communications Services Corp., Ltd., Class H	67,190,000	48,980,366
China Mengniu Dairy Co., Ltd.	12,432,310	50,289,835
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,035,925	28,631,038
NARI Technology Co., Ltd., Class A	25,106,300	76,441,606
Shenzhen International Holdings Ltd.	21,170,873	46,510,802
Tencent Holdings, Ltd.	2,350,096	113,218,516

		$650,976,106

Egypt — 1.4%
Commercial International Bank Egypt SAE	7,189,378	$37,168,825

Hong Kong — 6.6%
AIA Group, Ltd.	6,058,943	$63,727,721
Samsonite International SA(1)	16,746,731	40,280,275
Techtronic Industries Co. Ltd.	9,074,790	74,065,651

		$178,073,647

Hungary — 1.8%
Richter Gedeon Nyrt	2,196,992	$47,775,170

India — 13.6%
Bharat Forge, Ltd.	4,437,572	$30,063,326
Container Corp. of India, Ltd.	3,232,302	25,944,449
HCL Technologies, Ltd.	4,852,650	38,691,292
HDFC Bank, Ltd. ADR	1,033,168	65,471,856
Hero MotoCorp, Ltd.	1,025,281	35,143,167
ICICI Bank, Ltd.	5,522,975	41,865,490
Motherson Sumi Systems, Ltd.	18,163,821	37,340,529
Power Grid Corp. of India, Ltd.	11,124,194	29,708,124
SBI Life Insurance Co., Ltd.(1)	2,156,461	29,050,277
Tech Mahindra, Ltd.	3,095,826	33,023,620

		$366,302,130

Security	Shares	Value
Indonesia — 2.9%
Bank Rakyat Indonesia Persero Tbk PT	249,890,762	$79,096,884

Mexico — 1.5%
Wal-Mart de Mexico SAB de CV	13,875,496	$39,834,030

Netherlands — 2.7%
Prosus NV(2)	960,106	$72,294,796

Peru — 1.1%
Credicorp, Ltd.	140,418	$29,927,288

Russia — 2.7%
Mail.ru Group, Ltd., GDR(2)	1,470,759	$32,773,031
Yandex NV, Class A(2)	942,236	40,977,844

		$73,750,875

South Africa — 2.3%
Foschini Group, Ltd. (The)(3)	3,047,574	$32,552,666
Shoprite Holdings, Ltd.	3,190,400	28,694,578

		$61,247,244

South Korea — 11.1%
KB Financial Group, Inc.(2)	1,533,451	$63,175,047
NCSoft Corp.	94,705	44,189,823
Samsung Electronics Co., Ltd.	3,936,874	189,705,529

		$297,070,399

Taiwan — 14.1%
Accton Technology Corp.	8,563,000	$48,068,583
Advantech Co., Ltd.	3,321,983	33,497,944
Chipbond Technology Corp.	16,264,000	36,549,549
Delta Electronics, Inc.	14,800,000	74,893,534
LandMark Optoelectronics Corp.	2,880,900	29,763,506
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,667,867	155,003,073

		$377,776,189

Turkey — 1.4%
BIM Birlesik Magazalar AS	4,769,284	$37,395,795

United Kingdom — 2.2%
NMC Health PLC(3)	2,487,578	$58,282,373

Total Common Stocks (identified cost $2,334,540,753)		$2,638,598,000

High Social Impact Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$7,467	$7,330,823
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(6)	43	42,894
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(6)	56	55,155

Total High Social Impact Investments (identified cost $7,565,870)		$7,428,872

Short-Term Investments — 2.7%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	71,442,606	$71,442,606

Total Short-Term Investments (identified cost $71,442,606)		$71,442,606

Total Investments (identified cost $2,413,549,229) — 101.3%		$2,717,469,478

Other Assets, Less Liabilities — (1.3%)		$(34,636,714)

Net Assets — 100.0%		$2,682,832,764

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $98,018,597, which represents 3.7% of the net assets of the Fund as of December 31, 2019.

(2)	Non-income producing security.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $114,789,248 and the total market value of the collateral received by the Fund was $120,241,945, comprised of cash of $71,442,606 and U.S. government and/or agencies securities of $48,799,339.

(4)	Restricted security. Total market value of restricted securities amounts to $7,428,872, which represents 0.3% of the net assets of the Fund as of December 31, 2019.

(5)	Affiliated company.

(6)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipts

PFC Shares	-	Preference Shares

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Economic Sectors	% of net assets
Information Technology	23.8%
Financials	20.1
Consumer Discretionary	19.1
Industrials	10.1
Communication Services	9.7
Health Care	7.0
Consumer Staples	5.8
Materials	1.6
Utilities	1.1
High Social Impact Investments	0.3
Short-Term Investments	2.7

Total	101.3%

Restricted Securities

Description	ACQUISITION DATES	COST
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$7,466,870
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	56,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $7,330,823, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal Amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,989,420	$—	$(2,000,000)	$—	$10,580	$—	$6,250	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	7,466,870	—	—	(136,047)	7,330,823	3,111	—	7,466,870
Totals				$—	$(125,467)	$7,330,823	$9,361	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Brazil	$231,626,249	$—		$—	$231,626,249
China	265,330,037	385,646,069		—	650,976,106
India	65,471,856	300,830,274		—	366,302,130
Mexico	39,834,030	—		—	39,834,030
Peru	29,927,288	—		—	29,927,288
Russia	40,977,844	32,773,031		—	73,750,875
Taiwan	155,003,073	222,773,116		—	377,776,189
Other Countries(1)	—	868,405,133		—	868,405,133
Total Common Stocks	$828,170,377	$1,810,427,623	(2)	$—	$2,638,598,000
High Social Impact Investments	—	7,428,872		—	7,428,872
Short-Term Investments	71,442,606	—		—	71,442,606
Total	$899,612,983	$1,817,856,495		$—	$2,717,469,478

(1)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.